Schedule of finance expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Interest expenses	$ 122,217	$ 147,128
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest expenses	30,611	26,129
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Interest expenses	91,606	120,999
Loans from directors [member]
IfrsStatementLineItems [Line Items]
Interest expenses